Segments and Geographical Information - Geographical Segment Report (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	[1]	$ 9,256	$ 9,498	$ 6,101
Property, plant and equipment, net		2,295	2,352	2,922
China [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	3,640	3,882	3,135
Property, plant and equipment, net		281	251	360
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	304	285	177
Property, plant and equipment, net		198	183	161
United States [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	922	906	415
Property, plant and equipment, net		770	922	1,115
Singapore [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	1,082	984	526
Property, plant and equipment, net		211	166	186
Germany [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	570	623	392
Property, plant and equipment, net		57	52	98
Japan [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	750	550	316
Property, plant and equipment, net			1	2
South Korea [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	356	369	268
Property, plant and equipment, net				1
Malaysia [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	103	231	41
Property, plant and equipment, net		369	378	473
Other Countries [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	1,529	1,668	831
Property, plant and equipment, net		$ 409	$ 399	$ 526

[1]	Revenue attributed to geographic areas is based on the customer's shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).